Intangible Assets	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Intangible Assets

Intangible assets consist of costs incurred to establish the TruXmart Tri Fold and Smart Fold patent technology, as well as the Company's website. The patent was issued August 26, 2014. The patent will be amortized on a straight line basis over its useful life of 25 years. The Company's website has an indefinite useful life and has not been amortized.

	December 31, 2015			December 31, 2014
	Cost	Accumulated Amortization	Net	Net

Patent	$7,718	$438	$7,280	$7,589
Website	3,500	-	3,500	-

	$11,218	$438	$10,780	$7,589